Equity (Details Narrative) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Jun. 28, 2019	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Stockholder's Equity [Line Items]
Common stock, shares authorized			45,000,000		45,000,000		45,000,000
Common stock, par value			$ 0.0001		$ 0.0001		$ 0.0001
Common stock, shares issued			10,043,143		3,715,444		3,045,809
Common stock, shares outstanding			10,043,143		3,715,444		3,045,809
Preferred stock, shares authorized			5,000,000		5,000,000		5,000,000
Preferred stock, par value
Preferred stock, shares issued			62,876		62,876		62,876
Remaining proceeds receivable			$ 66,183,302		$ 57,124,673
Unrecognized stock based compensation expense		$ 18,250
Recognized term		1 year 6 months
Stock options, shares			32,800
Stock based compensation			$ 118,120
Employees [Member]
Stockholder's Equity [Line Items]
Number of restricted shares issued					30,000	15,000
Stock options, shares			32,800
2014 Stock Incentive Plan [Member]
Stockholder's Equity [Line Items]
Stock options granted			400,000		400,000
Number of shares issued			296,129		109,536
Shares remained available for grant			107,836		275,464
Unrecognized stock based compensation expense			$ 24,375
Recognized term			1 year 2 months 30 days
Rights Offering [Member]
Stockholder's Equity [Line Items]
Subscription price			$ 1.00
Subscriptions to purchase shares	6,084,733
Rights offering, expiration date	Jun. 28, 2019
Gross proceeds from rights offering	$ 6,009,733
Remaining proceeds receivable	$ 2,700,000
Rights Offering [Member] | Chardan Capital Markets, LLC and The Oak Ridge Financial Services Group Inc [Member]
Stockholder's Equity [Line Items]
Percentage of proceeds payable as dealer-managers fee	7.00%
Maximum reimbursement of expenses for dealer-managers	$ 75,000
Aggregate commission	$ 286,000
Rights Offering [Member] | Basic Subscription Privilege [Member]
Stockholder's Equity [Line Items]
Subscriptions to purchase shares	1,894,311
Rights Offering [Member] | Over Subscription [Member]
Stockholder's Equity [Line Items]
Subscriptions to purchase shares	4,190,542
Rights Offering [Member] | Subscribed by Certain Record Holders [Member]
Stockholder's Equity [Line Items]
Gross proceeds from rights offering	$ 3,075,000
Redeemable Series 1 Preferred Stock [Member]
Stockholder's Equity [Line Items]
Cumulative dividends rate			9.00%		9.00%
Exercise price			$ 13.50		$ 13.50
Series 1 Warrant [Member]
Stockholder's Equity [Line Items]
Purchase of common stock			10		10
Warrant term			7 years
Series 1 Preferred Stock [Member]
Stockholder's Equity [Line Items]
Cumulative dividends rate			9.00%		9.00%
Exercise price			$ 13.50		$ 13.50